UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22497

STRATEGY SHARES

(Exact name of registrant as specified in charter)

36 North New York Avenue, Huntington, NY 11743

(Address of principal executive offices) (Zip code)

CITI FUND SERVICES OHIO, INC., 4400 Easton Commons, Suite 200, COLUMBUS, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 855-477-3837

Date of fiscal year end: April 30

Date of reporting period: October 31, 2017

Item 1. Reports to Stockholders.

strategyshares

Semi-Annual Shareholder Report

O C T O B E R  3 1 ,  2 0 1 7

PRIVACY NOTICE

Strategy Shares

Rev. July 2017

FACTS	WHAT DOES STRATEGY SHARES DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and income

●         Account balances and transaction history

●         Information about your investment goals and risk tolerances

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Strategy Shares chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Strategy Shares share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-855-477-3837

PRIVACY NOTICE

Strategy Shares

What we do:
How does Strategy Shares protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Strategy Shares collect my personal information?

We collect your personal information, for example, when you:

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Strategy Shares does not share with affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Strategy Shares doesn’t share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Strategy Shares doesn’t jointly market.

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Expense Examples (Unaudited)	October 31, 2017

As a Fund shareholder, you may incur two types of costs:(1) transaction costs, including commissions on trading, as applicable; and (2) ongoing costs, including advisory fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The expense examples below are based on an investment of $1,000 invested at May 1, 2017 and held through the period ended October 31, 2017.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Actual Ending Account	Hypothetical Ending	Actual Expenses		Hypothetical Expenses	Annualized Net Expense
	Value	Value	Account Value	Paid During	Total	Paid During	Ratio During
Fund	5/1/17	10/31/17	10/31/17	the Period(1)	Return	the Period(2)(3)	the Period
US Market Rotation Strategy ETF (HUSE)	$1,000.00	$1,057.90	$1,020.42	$4.93	5.79%	$4.84	0.95%
EcoLogical Strategy ETF (HECO)	1,000.00	1,108.30	1,020.42	5.05	10.83%	4.84	0.95%
Active Alts Contrarian ETF (SQZZ)	1,000.00	999.60	1,015.38	9.83	(.04)%	9.91	1.95%

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

(2)	Expenses are equal to the average hypothetical account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

(3)	Represents the hypothetical 5% annual return before taxes.

Semi-Annual Shareholder Report | 1

US Market Rotation Strategy ETF (HUSE)	October 31, 2017 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Fair Value
Consumer Discretionary	23.5%
Energy	5.5%
Financials	14.7%
Health Care	3.7%
Industrials	2.7%
Information Technology	10.7%
Exchange-Traded Funds	38.2%
Exchange-Traded Note	1 0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of October 31, 2017, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value
Common Stocks — 54.3%
Consumer Discretionary — 21.0%
5,110	Charter Communications, Inc., Class A †	$1,707,609
20,819	Dollar Tree, Inc. †	1,899,734
10,177	Expedia, Inc.	1,268,665
67,244	LKQ Corp. †	2,534,426
695	Priceline.com, Inc. †	1,328,812
33,694	TJX Cos., Inc.	2,351,841
10,370	Vail Resorts, Inc.	2,374,937
		13,466,024
Energy — 4.9%
30,877	Cheniere Energy, Inc. †	1,443,191
45,476	Williams Partners, LP	1,684,431
		3,127,622
Financials — 13.1%
35,562	Intercontinental Exchange, Inc.	2,350,648
26,358	J.P. Morgan Chase & Co.	2,651,878
63,437	MetLife, Inc.	3,398,955
		8,401,481
Health Care — 3.3%
5,821	Allergan PLC	1,031,656
5,064	Centene Corp. †	474,345
5,967	Universal Health Services	612,811
		2,118,812
Industrials — 2.4%
30,508	CSX Corp.	1,538,518
Information Technology — 9.6%
6,434	Adobe Systems, Inc. †	1,126,979
2,514	Alphabet, Inc., Class A †	2,597,063
13,396	Facebook, Inc. †	2,412,084
		6,136,126
Total Common Stocks (Cost $35,251,569)		$34,788,583
Shares		Fair Value
Exchange-Traded Funds — 34.2%
10	Guggenheim Enhanced Short Duration ETF	$504
10	iShares 1-3 Year Credit Bond ETF	1,053
457	iShares 1-3 Year Treasury Bond ETF	38,525
10	iShares 7-10 Year Treasury Bond ETF	1,062
10	iShares Floating Rate Bond ETF	510
10	iShares Short Maturity Bond ETF	503
196,688	iShares Short Treasury Bond ETF	21,706,487
457	PIMCO Enhanced Short Maturity Active ETF	46,544
10	Schwab Short-Term U.S. Treasury ETF	503
10	SPDR Bloomberg Barclays
	Short Term Corporate Bond ETF	307
394	Vanguard Short-Term Bond ETF	31,398
394	Vanguard Short-Term Corporate Bond ETF	31,536
10	Vanguard Short-Term Government Bond ETF	606
10	Vanguard Short-Term Inflation-Protected Securities Index Fund ETF	495
Total Exchange-Traded Funds (Cost $21,860,274)		$21,860,033
Exchange-Traded Note — 0.9%
5,180	Velocity shares Daily Inverse VIX Short-Term ETN	579,124
Total Exchange-Traded Note (Cost $574,974)		$579,124
Total Investments — 89.4%
(Cost $57,686,817)		$57,227,740
Other Assets less Liabilities — 10.6%		6,811,165

Net Assets — 100.0%		$64,038,905

†	Non-income producing security

ETF — Exchange-Traded Fund

ETN — Exchange-Traded Note

LP — Limited Partnership

(See notes which are an integral part of the Financial Statements)

2 | Semi-Annual Shareholder Report

EcoLogical Strategy ETF (HECO)	October 31, 2017 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Fair Value
Consumer Discretionary	14.1%
Consumer Staples	13.9%
Financials	22.2%
Health Care	10.6%
Industrials	13.4%
Information Technology	15.0%
Materials	2.4%
Real Estate	4.2%
Telecommunication Services	4.2%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of October 31, 2017, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value
Common Stocks — 98.6%
Consumer Discretionary — 13.9%
5,236	Best Buy Co., Inc.	$293,111
2,285	Hasbro, Inc.	211,568
1,508	McDonald’s Corp.	251,700
2,572	NIKE, Inc., Class B	141,434
2,094	Target Corp.	123,630
1,590	Walt Disney Co.	155,518
		1,176,961
Consumer Staples — 13.7%
2,708	Colgate-Palmolive Co.	190,778
3,507	ConAgra Foods, Inc.	119,799
1,520	CVS Caremark Corp.	104,166
2,548	General Mills, Inc.	132,292
1,817	Hershey Co.	192,929
1,793	Procter & Gamble Co.	154,808
4,674	Unilever NV NYS	270,905
		1,165,677
Financials — 21.9%
2,529	AFLAC, Inc.	212,158
3,770	Bank of New York Mellon Corp.	193,967
302	Brighthouse Financial, Inc. †	18,778
3,851	Hartford Financial Services Group, Inc.	211,998
2,579	Marsh & McLennan Cos., Inc.	208,718
3,325	MetLife, Inc.	178,154
2,708	Royal Bank of Canada	211,630
4,538	Sun Life Financial, Inc.	176,664
3,778	Toronto-Dominion Bank	214,780
4,490	Unum Group	233,660
		1,860,507
Health Care — 10.5%
3,405	Baxter International, Inc.	219,520
593	Biogen Idec, Inc. †	184,814
259	Bioverativ, Inc. †	14,634
1,554	Johnson & Johnson	216,643
1,201	UnitedHealth Group, Inc.	252,474
		888,085
Shares		Fair Value
Common Stocks — (Continued)
Industrials — 13.2%
1,049	3M Co.	$241,469
2,388	Ingersoll-Rand PLC	211,576
3,656	Siemens AG ADR	263,305
1,554	United Parcel Service, Inc., Class B	182,642
2,688	Waste Management, Inc.	220,873
		1,119,865
Information Technology — 14.8%
1,282	Accenture PLC, Class A	182,506
5,261	CA, Inc.	170,351
3,045	NVIDIA Corp.	629,736
2,820	Texas Instruments, Inc.	272,666
		1,255,259
Materials — 2.4%
1,554	Ecolab, Inc.	203,046
Real Estate — 4.1%
6,868	Kimco Realty Corp.	124,723
3,531	Prologis, Inc.	228,032
		352,755
Telecommunication Services — 4.1%
7,977	BT Group PLC ADR	139,677
24,434	Telecom Italia SpA ADR †	210,377
		350,054
Total Common Stocks (Cost $6,445,488)		$8,372,209
Total Investments — 98.6%
(Cost $6,445,488)		$8,372,209
Other Assets less Liabilities — 1.4%		120,418

Net Assets — 100.0%		$8,492,627

†	Non-income producing security

ADR - American Depositary Receipt

NYS - New York Shares

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report | 3

Active Alts Contrarian ETF (SQZZ)	October 31, 2017 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Fair Value
Consumer Discretionary	40.0%
Energy	18.0%
Financials	3.4%
Industrials	3.8%
Information Technology	23.8%
Real Estate	2.2%
Telecommunication Services	8.8%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of October 31, 2017, percentages in the table above are based on total investments .. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value
Common Stocks — 59.6%
Consumer Discretionary — 23.8%
1,000	Caesars Entertainment Corp. †	$12,950
150	CarMax, Inc. †	11,265
1,500	Central European Media Enterprises, Ltd. †	6,900
1,250	Chegg, Inc. †	19,388
200	Conn’s, Inc. †	6,150
300	Garmin, Ltd.	16,983
1,700	GNC Holdings, Inc., Class A	11,628
1,500	Gopro, Inc. †	15,645
2,800	Groupon, Inc. †	13,356
4,750	Sirius XM Holdings, Inc.	25,840
200	Weight Watchers International, Inc. †	8,984
		149,089
Energy — 10.7%
1,000	Black Stone Mineral, LP	18,080
600	Centennial Resource Development, Inc. †	11,658
500	Chesapeake Energy Corp. †	1,950
1,500	Sanchez Energy Corp. †	6,495
1,400	SRC Energy, Inc. †	13,356
1,500	Transocean, Ltd. †	15,750
		67,289
Financials — 2.1%
600	Health Insurance Innovation, Inc. †	12,900
Industrials — 2.3%
5,000	Plug Power, Inc. †	14,250
Shares		Fair Value
Common Stocks — (Continued)
Information Technology — 14.2%
3,000	Blackberry, Ltd. †	$32,820
700	Care.com, Inc. †	10,759
2,000	Fitbit, Inc., Class A †	12,280
200	Grubhub, Inc. †	12,204
750	Twitter, Inc. †	15,465
1,000	VirnetX Holding Corp. †	5,150
		88,678
Real Estate — 1.3%
100	Extra Space Storage, Inc.	8,159
Telecommunication Services — 5.2%
1,500	Iridium Communications, Inc. †	18,000
1,300	Orbcomm, Inc. †	14,703
		32,703
Total Common Stocks (Cost $356,528)		$373,068
Total Investments — 59.6%
(Cost $356,528)		$373,068
Other Assets less Liabilities — 40.4%		252,925

Net Assets — 100.0%		$625,993

†	Non-income producing security

LP — Limited Partnership

(See notes which are an integral part of the Financial Statements)

4 | Semi-Annual Shareholder Report

Statements of Assets and Liabilities	October 31, 2017 (Unaudited)

	US Market Rotation	EcoLogical	Active Alts
	Strategy ETF	Strategy ETF	Contrarian ETF
	(HUSE)	(HECO)	(SQZZ)
Assets:
Investments, at value (Cost $57,686,817, $6,445,488, and $356,528)	$57,227,740	$8,372,209	$373,068
Cash and Cash Equivalents	7,622,023	122,703	270,506
Dividends and interest receivable	1,709	14,215	20
Receivable for investments sold	7,590,578	—	8,077
Receivable from Advisor or Sub-Advisor	—	6,297	13,386
Prepaid expenses	1,927	1,318	11,743
Total Assets	72,443,977	8,516,742	676,800
Liabilities:
Payable for investments purchased	8,346,216	—	37,122
Accrued expenses:
Advisory	35,065	—	53
Administration	4,345	4,345	4,345
Administrative support	2,623	2,623	2,623
Custodian	421	248	337
Fund accounting	—	51	117
Other	16,402	16,848	6,210
Total Liabilities	8,405,072	24,115	50,807
Net Assets	$64,038,905	$8,492,627	$625,993
Net Assets consist of:
Paid in Capital	$60,389,320	$6,087,460	$625,344
Accumulated undistributed net investment income (loss)	(6,272)	76,644	(8,581)
Accumulated net realized gains (losses) on investments	4,114,934	401,802	(7,310)
Net unrealized appreciation (depreciation) on investments	(459,077)	1,926,721	16,540
Net Assets	$64,038,905	$8,492,627	$625,993
Net Assets:	$64,038,905	$8,492,627	$625,993
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	1,600,000	200,000	25,000
Net Asset Value (offering and redemption price per share):	$40.02	$42.46	$25.04

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report | 5

Statements of Operations	For the six months ended October 31, 2017 (Unaudited)

	US Market Rotation	EcoLogical	Active Alts
	Strategy ETF	Strategy ETF	Contrarian ETF
	(HUSE)	(HECO)	(SQZZ)
Investment Income:
Dividend income (Net of foreign tax withholding of $—, $(3,111), and $—)	$163,318	$85,695	$1,204
Securities lending income	—	—	1,401
Total Investment Income	163,318	85,695	2,605
Expenses:
Advisory	109,442	24,609	12,663
Sub-Advisor	—	—	340
Administration	25,786	25,786	25,786
Administrative support	15,123	15,123	15,123
Fund accounting	367	549	184
Custodian	4,392	216	1,343
Trustee	3,326	3,326	3,326
Compliance services	8,301	5,746	10,506
Legal and audit	9,208	9,214	8,114
Printing	5,996	4,236	923
Other fees	13,860	12,617	6,190
Total Expenses before fee reductions	195,801	101,422	84,498
Expenses contractually waived or reimbursed by the Advisor or Sub-Advisor	(21,229)	(62,437)	(68,128)
Waivers and/or reimbursements from the Administrator and Affiliates	—	—	(9,779)
Total Net Expenses	174,572	38,985	6,591
Net Investment Income (Loss)	(11,254)	46,710	(3,986)
Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	3,178,913	(2)	1,163
Change in unrealized appreciation/depreciation on investments	(495,454)	784,615	4,543
Net Realized and Unrealized Gains (Losses) on Investments	2,683,459	784,613	5,706
Change in Net Assets Resulting From Operations	$2,672,205	$831,323	$1,720

(See notes which are an integral part of the Financial Statements)

6 | Semi-Annual Shareholder Report

Statements of Changes in Net Assets

	US Market Rotation Strategy ETF		EcoLogical Strategy ETF
	(HUSE)		(HECO)
	Six Months Ended		Six Months Ended
	October 31, 2017	Year Ended	October 31, 2017	Year Ended
	(Unaudited)	April 30, 2017	(Unaudited)	April 30, 2017
From Investment Activities:
Operations:
Net investment income (loss)	$(11,254)	$42,198	$46,710	$79,732
Net realized gains (losses) on investments and in-kind redemptions	3,178,913	1,282,577	(2)	613,492
Change in unrealized appreciation/depreciation on investments	(495,454)	(173,913)	784,615	553,861
Change in net assets resulting from operations	2,672,205	1,150,862	831,323	1,247,085
Distributions to Shareholders From:
Net investment income	—	(49,840)	—	(63,460)
Net realized gains on investments	—	(919,153)	—	(578,807)
Change in net assets from distributions	—	(968,993)	—	(642,267)
Capital Transactions:
Proceeds from shares issued	47,183,018	9,355,628	—	912,834
Change in net assets from capital transactions	47,183,018	9,355,628	—	912,834
Change in net assets	49,855,223	9,537,497	831,323	1,517,652
Net Assets:
Beginning of period	14,183,682	4,646,185	7,661,304	6,143,652
End of period	$64,038,905	$14,183,682	$8,492,627	$7,661,304
Accumulated undistributed net investment income (loss)	$(6,272)	$4,982	$76,644	$29,934
Share Transactions:
Issued	1,225,000	250,000	—	25,000
Change in shares	1,225,000	250,000	—	25,000

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report | 7

Statements of Changes in Net Assets

	Active Alts Contrarian ETF
	(SQZZ)
	Six Months Ended	For the period
	October 31, 2017	March 20, 2017(a)
	(Unaudited)	through April 30, 2017
From Investment Activities:
Operations:
Net investment loss	$(3,986)	$(4,595)
Net realized gains (losses) on investments and in-kind redemptions	1,163	(8,473)
Change in unrealized appreciation/depreciation on investments	4,543	11,997
Change in net assets resulting from operations	1,720	(1,071)
Distributions to Shareholders From:
Net investment income	—	—
Net realized gains on investments	—	—
Change in net assets from distributions	—	—
Capital Transactions:
Proceeds from shares issued	—	2,500,000
Cost of shares redeemed	(628,212)	(1,246,444)
Change in net assets from capital transactions	(628,212)	1,253,556
Change in net assets	(626,492)	1,252,485
Net Assets:
Beginning of period	1,252,485	—
End of period	$625,993	$1,252,485
Accumulated undistributed net investment loss	$(8,581)	$(4,595)
Share Transactions:
Issued	—	100,000
Redeemed	(25,000)	(50,000)
Change in shares	(25,000)	50,000

(a)	Commencement of operations.

(See notes which are an integral part of the Financial Statements)

8 | Semi-Annual Shareholder Report

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Financial Highlights	Strategy Shares

			Net realized		Distributions	Distributions from
	Net Asset Value,		and unrealized	Total from	from net	net realized gains
	beginning of	Net investment	gains (losses)	investment	investment	from investment
	period	income (loss)	on investments	activities	income	transactions
US Market Rotation Strategy ETF (HUSE)
Six Months ended October 31, 2017 (Unaudited)	$37.82	(0.02)	2.22	2.20	—	—
Year Ended April 30, 2017	$37.17	0.11	4.42	4.53	(0.20)	(3.68)
Year Ended April 30, 2016	$37.96	0.29	(0.09)(g)	0.20	(0.42)	(0.57)
Year Ended April 30, 2015	$35.16	0.25	4.41	4.66	(0.24)	(1.62)
Year Ended April 30, 2014	$29.63	0.18	5.80	5.98	(0.19)	(0.26)
July 23, 2012(f) through April 30, 2013	$25.00	0.17	4.59	4.76	(0.13)	—

EcoLogical Strategy ETF (HECO)
Six Months ended October 31, 2017 (Unaudited)	$38.31	0.23	3.92	4.15	—	—
Year Ended April 30, 2017	$35.11	0.43	6.44	6.87	(0.36)	(3.31)
Year Ended April 30, 2016	$37.15	0.09	(0.62)	(0.53)	(0.04)	(1.47)
Year Ended April 30, 2015	$34.75	0.10	2.77	2.87	(0.08)	(0.39)
Year Ended April 30, 2014	$29.42	0.06	5.62	5.68	(0.07)	(0.28)
June 18, 2012(f) through April 30, 2013	$25.00	0.13	4.42	4.55	(0.13)	—

Active Alts Contrarian ETF (SQZZ)
Six Months ended October 31, 2017 (Unaudited)	$25.05	(0.25)	0.24	(0.01)	—	—
March 20, 2017(f) through April 30, 2017	$25.00	(0.09)	0.14	0.05	—	—

(a)	Not annualized for periods less than one year.

(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price Composite closing. security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(d)	Annualized for periods less than one year.

(e)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(f)	Commencement of operations.

(g)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(h)	Effective June 1, 2016, Tuttle Tactical Management, LLC became the investment Subadviser to the US Market Rotation Strategy ETF (HUSE). The ETF is actively managed to rotate among stocks and sectors, therefore portfolio turnover will be higher than previous years.

(See notes which are an integral part of the Financial Statements)

10 | Semi-Annual Shareholder Report

						Ratio of
				Ratio of	Ratio of	Net Investment
				Net Expenses	Gross Expenses	Income/(Loss)	Net Assets at
Total	Net Asset Value,	Total	Total return	to Average	to Average	to Average	end of period	Portfolio
distributions	end of period	return(a)(b)	at market(a)(c)	Net Assets(d)	Net Assets(d)(e)	Net Assets(d)	(000’s)	turnover(a)

—	$40.02	5.79%	5.78%	0.95%	1.07%	(0.06)%	$64,039	1,220%
(3.88)	$37.82	12.61%	11.45%	0.95%	2.61%	0.51%	$14,184	2,875%(h)
(0.99)	$37.17	0.47%	0.76%	0.95%	3.83%	0.80%	$4,646	85%
(1.86)	$37.96	13.26%	14.68%	0.95%	2.86%	0.51%	$5,693	16%
(0.45)	$35.16	20.19%	18.79%	0.95%	2.26%	0.53%	$12,307	39%
(0.13)	$29.63	19.11%	19.19%	0.95%	4.42%	0.82%	$11,113	13%

—	$42.46	10.83%	10.13%	0.95%	2.47%	1.14%	$8,493	0%
(3.67)	$38.31	20.12%	21.04%	0.95%	2.87%	1.18%	$7,661	70%
(1.51)	$35.11	(1.55)%	(3.17)%	0.95%	3.57%	0.22%	$6,144	107%
(0.47)	$37.15	8.26%	10.19%	0.95%	2.79%	0.19%	$8,358	54%
(0.35)	$34.75	19.31%	17.61%	0.95%	2.08%	0.21%	$17,512	10%
(0.13)	$29.42	18.27%	18.47%	0.95%	4.21%	0.63%	$9,679	16%

—	$25.04	(0.04)%	0.00%	1.95%	25.00%	(1.18)%	$626	302%
—	$25.05	0.20%	0.28%	1.95%	13.68%	(1.89)%	$1,252	82%

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report | 11

Notes to Financial Statements	October 31, 2017 (Unaudited)

(1)	Organization

Strategy Shares (the “Trust”) was organized on September 7, 2010 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. Currently, the Trust offers its Shares in three separate series: US Market Rotation Strategy ETF (HUSE), EcoLogical Strategy ETF (HECO), and Active Alts Contrarian ETF (SQZZ) (individually referred to as a “Fund”, or collectively as the “Funds”). Each Fund is an actively-managed exchange-traded fund. The investment objective of the US Market Rotation Strategy ETF (HUSE) and EcoLogical Strategy ETF (HECO) is capital appreciation. The investment objective of the Active Alts Contrarian ETF (SQZZ) is current income and capital appreciation. The Funds do not seek to replicate a specific index. The Funds’ prospectuses provide a description of each Fund’s investment objectives, policies, and strategies. The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

Shares of the US Market Rotation Strategy Shares ETF (HUSE) and EcoLogical Strategy ETF (HECO) are listed and traded on the NYSE Arca, Inc. Shares of the Active Alts Contrarian ETF (SQZZ) are listed and traded on the NASDAQ. Market prices for the Shares may be different from their net asset value (“NAV”). Each Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 25,000 Shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

Under the Trust’s organizational documents, its officers and Board of Trustees (“the Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services - Investment Companies, including FASB Accounting Standard Update ASU 2013-08. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.	Investment Valuations

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Trust’s Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical assets.

•	Level 2 - Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 - Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Equity securities (including foreign equity securities) traded on a securities exchange are valued at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a bid price estimated by a security pricing service. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

The following table provides the fair value measurement as of October 31, 2017, while the breakdown, by category, of common stocks is disclosed in the Portfolio of Investments for each Fund.

12 | Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

	Level 1	Total Investments
US Market Rotation Strategy ETF (HUSE)
Common Stocks(1)	$34,788,583	$34,788,583
Exchange-Traded Funds	21,860,033	21,860,033
Exchange-Traded Notes	579,124	579,124
Total Investments	$57,227,740	$57,227,740
EcoLogical Strategy ETF (HECO)
Common Stocks(1)	$8,372,209	$8,372,209
Total Investments	$8,372,209	$8,372,209
Active Alts Contrarian ETF (SQZZ)
Common Stocks(1)	$373,068	$373,068
Total Investments	$373,068	$373,068

(1)	Please see the Portfolio of Investments for industry classifications.

The Trust’s policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2, or 3 for the period ended October 31, 2017. As of October 31, 2017, no securities were categorized as Level 2 or Level 3.

B.	Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the net asset value (“NAV”) on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

C.	Cash and Cash Equivalents

Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statement of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

D.	Dividends and Distributions to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. For the US Market Rotation ETF (HUSE) and EcoLogical Strategy ETF (HECO), dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. For Active Alts Contrarian ETF (SQZZ), dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to return of capital from investments.

The Funds may own shares of real estate investments trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the individual REIT.

E.	Allocation of Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. The Trust may share expenses with The Mutual Fund & Variable Insurance Trust, another open-end management investment company managed by Rational Advisors, Inc. (the “Advisor”). Those expenses that are shared are allocated proportionally among each of the Trusts or on another reasonable basis.

(3)	Investment Advisory and Other Contractual Services

A.	Investment Advisory Fees

The Advisor, a wholly-owned subsidiary of Rational Capital LLC, serves as the Funds’ investment advisor. The Advisor is under common control with Catalyst Capital Advisors LLC and AlphaCentric Advisors LLC, the investment advisors of other funds in the same group of investment companies also known as a “fund complex”. The US Market Rotation Strategy ETF (HUSE) and EcoLogical Strategy ETF (HECO) each pay 0.60% of each Fund’s average daily net assets, computed daily and paid monthly, for the advisory services it receives from the Advisor. For the US Market Rotation Strategy ETF (HUSE), the Advisor then pays the Subadvisor 65% of the net management fee it receives from the Fund. The Subadvisor to the US Market Rotation Strategy ETF (HUSE) is Tuttle Tactical Management, LLC. For the Active Alts Contrarian ETF (SQZZ), the Advisor and Subadvisor receive a fee for its services computed daily and paid monthly, of 1.25% of the Fund’s average daily net assets; of this, 0.10% is paid to the Advisor, and 1.15% is paid to the Subadvisor. The Subadvisor of the Active Alts Contrarian ETF (SQZZ) is Active Alts, Inc.

The Advisor has contractually agreed to reduce its fees and/or reimburse the expenses for US Market Rotation Strategy ETF (HUSE) and EcoLogical Strategy ETF (HECO) (excluding interest, taxes and dividends, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit total annual fund operating expenses after fee waivers and expense reimbursement to 0.95% of each Fund’s average annual daily net assets (“Expense Cap”). For the US Market Rotation Strategy ETF (HUSE) and EcoLogical Strategy ETF (HECO), the Expense Cap will remain in effect until at least August 31, 2018. The Expense Cap may be terminated earlier only upon the approval of the Board. The Advisor may recoup fees reduced or expenses reimbursed at any time within three years from the date such expenses were incurred, so long as the repayment does not cause the Expense Cap in place at the time of waiver or reimbursement or in place at the time of recoupment to be exceeded.

Semi-Annual Shareholder Report | 13

Notes to Financial Statements (Continued)

As of October 31, 2017, the Advisor may recoup amounts from the Funds as follows:

	Expires	Expires	Expires	Expires
	4/30/18	4/30/19	4/30/20	4/30/21	Total
US Market Rotation Strategy ETF (HUSE)	$202,715	$156,693	$138,423	$21,229	$519,060
EcoLogical Strategy ETF (HECO)	202,369	186,178	129,844	62,437	580,828

For the Active Alts Contrarian ETF (SQZZ), the Subadvisor has contractually agreed to reduce its fees and/or reimburse the Fund’s expenses (excluding interest, taxes and dividends, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit total annual fund operating expenses after fee waivers and expense reimbursement to 1.95% of the Fund’s average annual daily net assets. For Active Alts Contrarian ETF (SQZZ), the Expense Cap will remain in effect until at least August 31, 2018. The Expense Cap may be terminated earlier only upon the approval of the Board. The Subadvisor may recoup fees reduced or expenses reimbursed at any time within three years from the date such expenses were incurred, so long as the repayment does not cause the Expense Cap in place at the time of waiver or reimbursement or in place at the time of recoupment to be exceeded.

As of October 31, 2017, the Subadvisor may recoup amounts from the Fund as follows:

	Expires	Expires	Expires	Expires
	4/30/18	4/30/19	4/30/20	4/30/21	Total
Active Alts Contrarian ETF (SQZZ)	—	—	$28,619	$68,128	$96,747

B.	Administration, Transfer Agent and Accounting Fees

Citi Fund Services Ohio, Inc. (“Citi”) provides financial administration, transfer agency and portfolio accounting services to the Trust. Citi performs certain services on behalf of the Trust including but not limited to: (1) preparing and filing the Trust’s periodic financial reports on forms prescribed by the Securities and Exchange Commission (“SEC”); (2) calculating Fund expenses and making required disbursements; (3) calculating Fund performance data; and (4) providing certain compliance support services. As transfer agent, Citi issues shares of a Fund in Creation Units to fill purchase orders for Fund shares, maintains records of the issuance and redemption of each Fund’s shares, and acts as each Fund’s dividend disbursing agent. As portfolio accountant, Citi maintains certain financial records of the Trust and provides accounting services to each Fund which include the daily calculation of each Fund’s NAV. Citi also performs certain other services on behalf of the Trust including providing financial information for the Trust’s federal and state tax returns and financial reports required to be filed with the SEC. For these services, each Fund pays Citi a fee accrued daily and paid monthly based on a percentage of each Fund’s average net assets, subject to a minimum annual fee. The fees are as follows:

- 0.040% of the first $500 million in aggregate net assets of the Funds;

- 0.035% of the aggregate net assets of the next $500 million; and

- 0.020% of the aggregate net assets in excess of $1 billion

The asset-based fees are subject to an annual minimum, allocated among the Funds, equal to the number of Funds multiplied by $50,000. Effective January 1, 2017, this fee was increased to $51,150.

MFund Services LLC (“MFund”), an affiliate of the Advisor, provides the Funds with various management and legal administrative services. For these services, each fund pays MFund a fee accrued daily and paid monthly based on a percentage of each Fund’s average net assets, subject to a minimum annual fee. The fees are as follows:

- 0.030% of the aggregate net assets from $0 to $1,000,000,000; and

- 0.020% of the aggregate net assets from $1,000,000,000 and above

The asset-based fees are subject to an annual minimum of $30,000 per Fund. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties.

C.	Distribution and Shareholder Services Fees

Foreside Fund Services, LLC (the “Distributor”) is the principal underwriter and distributor of each Fund’s Shares. The Distributor is compensated by the Advisor in accordance with a Distribution Services Agreement between the Advisor and the Distributor. The Trust has adopted but has yet to implement a Rule 12b-1 Distribution Plan (the “Plan”). The Plan is designed to compensate or reimburse financial intermediaries (including the Distributor, the Advisor, and their Affiliates) for activities principally intended to result in the sale of Fund shares, such as advertising and marketing of shares (including printing and disseminating prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. In accordance with the Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Funds. Pursuant to the Plan, the Funds may pay a 12b-1 fee not to exceed 0.25% per year of each Fund’s average daily net assets. No 12b-1 fee is currently paid by the Funds and the Board has not approved any payments under the Plan.

D.	Custodian Fees

Citibank, N.A. (the “Custodian”), an affiliate of Citi, serves as custodian for each Fund and safeguards and holds each Fund’s cash and securities, settles each Fund’s securities transactions and collects income on Fund investments. The Custodian receives fees based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses.

E.	Compliance Services

Pursuant to a Compliance Services Agreement, MFund provides chief compliance officer services to the Funds. The Funds pay MFund a monthly fee plus an asset-based fee. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Compliance Services Agreement.

F.	General

Certain officers of the Trust are officers, directors and/or trustees of the above companies.

14 | Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

(4)	Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended October 31, 2017 were as follows:

	Purchases	Sales
US Market Rotation Strategy ETF (HUSE)	$397,046,555	$397,115,325
EcoLogical Strategy ETF (HECO)	—	15
Active Alts Contrarian ETF (SQZZ)	1,164,525	1,545,055

Purchases and sales of in-kind transactions for the period ended October 31, 2017 were as follows:
	Purchases	Sales
US Market Rotation Strategy ETF (HUSE)	$41,909,958	$—
EcoLogical Strategy ETF (HECO)	—	—
Active Alts Contrarian ETF (SQZZ)	—	—

(5)	Capital Share Transactions

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The standard charge and maximum transaction fee for each Fund are $250 and $1,000, respectively.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian”

and securities related to in-kind redemptions are reflected as “Securities payable related to in-kind transactions” on the Statements of Assets and Liabilities.

During the period ended October 31, 2017,the Funds received securities in exchange for subscriptions of capital shares (subscriptions-in-kind) as follows:

Fair Value
US Market Rotation Strategy ETF (HUSE)	$41,909,958
EcoLogical Strategy ETF (HECO)	—
Active Alts Contrarian ETF (SQZZ)	—

(6)	Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally three years plus the interim tax period since then for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements.

As of October 31, 2017, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

				Net Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation/
	Securities	Appreciation	Depreciation	(Depreciation)
US Market Rotation Strategy ETF (HUSE)	$58,325,560	$63,678	$1,161,498	$(1,097,820)
EcoLogical Strategy ETF (HECO)	6,444,742	2,061,675	134,208	1,927,467
Active Alts Contrarian ETF (SQZZ)	371,859	11,091	9,882	1,209

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to basis adjustments for underlying securities distributing a return of capital and wash sales.

The tax character of distributions paid during the fiscal year ended April 30, 2017 was as follows:

	Distributions paid from
	Ordinary	Net Long Term	Total Taxable	Total
	Income	Capital Gains	Distributions	Distributions Paid
US Market Rotation Strategy ETF (HUSE)	$287,699	$681,294	$968,993	$968,993
EcoLogical Strategy ETF (HECO)	63,460	578,807	642,267	642,267
Active Alts Contrarian ETF (SQZZ)	—	—	—	—

Semi-Annual Shareholder Report | 15

Notes to Financial Statements (Continued)

As of April 30, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

		Undistributed Long		Accumulated	Unrealized
	Undistributed	Term	Accumulated	Capital and Other	Appreciation	Total Accumulated
	Ordinary Income	Capital Gains	Earnings	Losses	(Depreciation)	Earnings (Deficit)
US Market Rotation Strategy ETF (HUSE)	$1,058,356	$—	$1,058,356	$—	$(80,976)	$977,380
EcoLogical Strategy ETF (HECO)	417,099	13,893	430,992	—	1,142,852	1,573,844
Active Alts Contrarian ETF (SQZZ)	—	—	—	(5,401)	4,330	(1,071)

(7)	Investment Risks

ETF Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in a Fund if the prices of the securities owned by the Fund decline. In addition, a Fund may be subject to the following risks: (1) the market price of a Fund’s shares may trade above or below their NAV; (2) an active trading market for a Fund’s shares may not develop or be maintained; or (3) trading of a Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Ecological Investment Risk

The EcoLogical Strategy ETF’s (HECO) ecological investment criteria could cause it to underperform funds that do not maintain ecological investment criteria. In order to comply with its ecological investment criteria, the EcoLogical Strategy ETF (HECO) may be required to forego advantageous investment opportunities or sell investments at inappropriate times. The EcoLogical Strategy ETF’s (HECO) ecological investment criteria may result in the EcoLogical Strategy ETF (HECO) investing in industry sectors that are not performing as well as others.

(8)	Subsequent Events

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of October 31, 2017.

16 | Semi-Annual Shareholder Report

strategyshares

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A copy of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios, as well as a record of how the Funds voted any such proxies during the most recent 12-month period ended June 30, is available without charge and upon request by calling 1-855-HSS-ETFS or 1-855-477-3837 or at www.strategysharesetfs.com. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on Form N-Q. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (call 1-202-551-8090 for information on the operation of the Public Reference Room.) You may also access this information at www.strategysharesetfs.com by selecting “Form N-Q”.

Rational Advisors, Inc. is the Investment Advisor of Strategy Shares. Rational Advisors, Inc. maintains corporate records of the Funds. Foreside Fund Services, LLC is the principal underwriter and distributor of each Fund’s shares.

Exchange-traded funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in exchange-traded funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

Cusip 86280R100	Cusip 86280R209	Cusip 86280R308

Strategy Shares Shareholder Services: 1-855-477-3837

Item 2. Code of Ethics.

Not Applicable.

Item 3. Audit Committee Financial Expert.

Not Applicable.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Investments.

(a) The schedules of investments are included as part of the report to shareholders filed under Item 1of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Strategy Shares

By (Signature and Title) ____/s/ Jerry Szilagyi______________________ _______________

Jerry Szilagyi, Chief Executive Officer

Date ___December 21, 2017___ ________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) ______/s/ Jerry Szilagyi___________________________________________________

Jerry Szilagyi, Chief Executive Officer

Date __ _ December 21, 2017__________________________

By (Signature and Title) ___/s/ James Szilagyi_____________

James Szilagyi, Treasurer

Date ___December 20, 2017_________________ __________